Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent Company [Member] - USD ($)		Dec. 31, 2022	Jun. 30, 2022
ASSETS
Cash		$ 241,839	$ 9,085,082
Prepaid expenses and other current assets		4,250,000	4,250,071
Due from related party		3,500,072
TOTAL CURRENT ASSETS		7,991,911	13,335,153
Intangible assets, net		764,125	696,000
Other non-current assets		13,351,509	8,903,166
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries		25,068,096	29,919,831
TOTAL ASSETS		47,175,641	52,854,150
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable		20,165
Due to a related party			90,165
TOTAL CURRENT LIABILITIES		20,165	90,165
TOTAL LIABILITIES		20,165	90,165
SHAREHOLDERS’ EQUITY
Ordinary Shares (par value $0.001 per share;44,000,000 Class A Ordinary Shares authorized as of December 31, 2021 and 2022; 18,286,923 Class A Ordinary Shares issued and outstanding as of December 31, 2021 and 2022; 6,000,000 Class B Ordinary Shares authorized, 5,763,077 Class B Ordinary Shares issued and outstanding as of December 31, 2021 and 2022, respectively *	[1]	24,050	24,050
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		40,157,723	40,158,643
Retained earnings		7,813,333	12,527,714
Accumulated other comprehensive (loss) income		(824,189)	69,019
TOTAL SHAREHOLDERS’ EQUITY		47,155,476	52,763,985
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 47,175,641	$ 52,854,150

[1]	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 13).